Development partnership liabilities (Details)	1 Months Ended	3 Months Ended			12 Months Ended
	Oct. 31, 2021 shares	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) Development_Partnerships	Mar. 31, 2021 USD ($) Development_Partnerships $ / shares shares	Dec. 31, 2021 USD ($) Development_Partnerships	Oct. 07, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Funds raised		$ 23,199,141			$ 23,199,141		$ 40,262,470
Development Partnership One [Member]
Disclosure of detailed information about financial instruments [line items]
Number of external limited partners | Development_Partnerships				13
Contributed funding percentage from parent				40.00%
Initial investment percentage				120.00%
Percentage of entity's revenue before payout				25.00%
Increase in the liability					$ 4,001,481
Retired liabilities						$ 15,288,594
Fair value discount rate				15.00%
Development Partnership Two [Member]
Disclosure of detailed information about financial instruments [line items]
Number of external limited partners | Development_Partnerships			25
Contributed funding percentage from parent			40.00%
Initial investment percentage			120.00%
Percentage of entity's revenue before payout			25.00%
Increase in the liability			$ 7,232,232
Fair value discount rate			15.00%
Development Partnership Three [Member]
Disclosure of detailed information about financial instruments [line items]
Number of external limited partners | Development_Partnerships					23
Contributed funding percentage from parent		40.00%
Initial investment percentage		120.00%
Percentage of entity's revenue before payout		25.00%
Increase in the liability		$ 0
External Limited Partners [Member] | Development Partnership One [Member]
Disclosure of detailed information about financial instruments [line items]
Funding percentage from external partners				60.00%
Funds raised				$ 13,140,240
Distributed loans to external partners		$ 1,853,127			$ 1,853,127
Ongoing rights, description				After payout, the external limited partners will also have a put right to effectively put their DP1 units (with ongoing rights to 20% and 6% of the income generated by the DP1) back to the Company for either i) Class B non-voting units of Origination (which are exchangeable on a one-for-one basis for Subordinate Voting Shares of the Company) or ii) cash, subject to certain restrictions, and with the number of shares or cash to be distributed to be calculated based on future net present values of the oil and gas reserves of the DP.
External Limited Partners [Member] | Development Partnership Two [Member]
Disclosure of detailed information about financial instruments [line items]
Funding percentage from external partners			60.00%
Funds raised			$ 20,815,329
Distributed loans to external partners			$ 4,535,743
Ongoing rights, description			After payout, the external limited partners will also have a put right to effectively put their DP2 units (with ongoing rights to 20% and 6% of the income generated by the DP2) back to the Company for either i) Class B non-voting units of Origination (which are exchangeable on a one-for-one basis for Subordinate Voting Shares of the Company) or ii) cash, subject to certain restrictions, and with the number of shares or cash to be distributed to be calculated based on future net present values of the oil and gas reserves of the DP.
External Limited Partners [Member] | Development Partnership Three [Member]
Disclosure of detailed information about financial instruments [line items]
Funding percentage from external partners		60.00%
Funds raised		$ 21,182,826			21,182,826
Ongoing rights, description		After payout, the external limited partners will also have a put right to effectively put their DP3 units (with ongoing rights to 20% and 6% of the income generated by the DP3) back to the Company for either i) Class B non-voting units of Origination (which are exchangeable on a one-for-one basis for Subordinate Voting Shares of the Company) or ii) cash, subject to certain restrictions, and with the number of shares or cash to be distributed to be calculated based on future net present values of the oil and gas reserves of the DP3.
Officers And Directors [Member] | Development Partnership One [Member]
Disclosure of detailed information about financial instruments [line items]
Funds raised				$ 1,366,709
Officers And Directors [Member] | Development Partnership Two [Member]
Disclosure of detailed information about financial instruments [line items]
Funds raised			$ 1,724,967
Officers And Directors [Member] | Development Partnership Three [Member]
Disclosure of detailed information about financial instruments [line items]
Funds raised		$ 4,132,672			$ 4,132,672
Flat Payout Option [Member] | Development Partnership One [Member]
Disclosure of detailed information about financial instruments [line items]
Payout units				$ 3,243,728
Percentage of entity's revenue				75.00%
Annualized return on invested capital percentage				20.00%
Initial investment percentage				6.00%
Percentage of entity's revenue after payout				80.00%
Flat Payout Option [Member] | Development Partnership Two [Member]
Disclosure of detailed information about financial instruments [line items]
Payout units			$ 7,390,362
Percentage of entity's revenue			75.00%
Annualized return on invested capital percentage			20.00%
Initial investment percentage			6.00%
Percentage of entity's revenue after payout			80.00%
Flat Payout Option [Member] | Development Partnership Three [Member]
Disclosure of detailed information about financial instruments [line items]
Payout units		$ 10,413,322
Percentage of entity's revenue		75.00%
Annualized return on invested capital percentage		20.00%
Initial investment percentage		6.00%
Percentage of entity's revenue after payout		80.00%
IRR based payout option [Member] | Development Partnership One [Member]
Disclosure of detailed information about financial instruments [line items]
Payout units				$ 9,896,512
Percentage of entity's revenue				75.00%
Annualized return on invested capital percentage				15.00%
Percentage of entity's revenue after payout				94.00%
IRR based payout option [Member] | Development Partnership Two [Member]
Disclosure of detailed information about financial instruments [line items]
Payout units			$ 13,424,967
Percentage of entity's revenue			75.00%
Annualized return on invested capital percentage			15.00%
Percentage of entity's revenue after payout			94.00%
IRR based payout option [Member] | Development Partnership Three [Member]
Disclosure of detailed information about financial instruments [line items]
Payout units		$ 10,769,504
Percentage of entity's revenue		75.00%
Annualized return on invested capital percentage		15.00%
Percentage of entity's revenue after payout		94.00%
Class B Non Voting Units [Member] | Development Partnership One [Member]
Disclosure of detailed information about financial instruments [line items]
Number of units issued for exchange of interest | shares	339,372			339,372
Voting shares deemed value per unit | $ / shares				$ 3.515
Deemed value, total				$ 1,192,893